Organization and Basis of Presentation (Details) - USD ($)			3 Months Ended						9 Months Ended		12 Months Ended
	Feb. 28, 2023	Jan. 30, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Aug. 08, 2023	Feb. 16, 2023	Feb. 13, 2023
Organization and Basis of Presentation [Line Items]
Common stock, shares authorized			500,000,000						500,000,000
Conversion of stock, shares converted		35									35
Converted shares of common stock		1									1
Net loss			$ (2,628,376)	$ (1,448,170)	$ 6,159,195	$ (1,170,736)	$ (1,834,686)	$ (6,616,541)	$ 2,082,649	$ (9,621,963)	$ (10,829,549)	$ (11,986,837)
Accumulated deficit											25,300,000
Stockholders' equity			8,818,523	$ 11,414,803	$ 10,017,646	$ 2,227,678	$ (1,843,009)	$ (98,511)	$ 8,818,523	$ 2,227,678	1,052,453	(99,470)
Cash and cash equivalents											5,300,000
Units separated into common stock and public warrant description									On January 13, 2023, the Company’s units were mandatorily separated into one share of common stock and one Public Warrant and ceased trading on the Nasdaq Capital Market (see Note 9).
Bid price of common stock per share													$ 1
Closing bid price of common stock per share													$ 1
Accumulated deficit			(23,264,199)						$ (23,264,199)		(25,346,848)	(14,517,299)
Cash and cash equivalents			$ 13,994,537						$ 13,994,537		$ 5,252,979	$ 1,274,729
Minimum [Member]
Organization and Basis of Presentation [Line Items]
Common stock, shares authorized		100,000,000
Maximum [Member]
Organization and Basis of Presentation [Line Items]
Common stock, shares authorized		500,000,000
Subsequent Event [Member]
Organization and Basis of Presentation [Line Items]
Common stock, shares authorized		500,000,000									500,000,000
Subsequent Event [Member] | IPO [Member]
Organization and Basis of Presentation [Line Items]
Net proceeds	$ 14,000,000
Subsequent Event [Member] | Minimum [Member]
Organization and Basis of Presentation [Line Items]
Common stock, shares authorized		100,000,000
Stockholders' equity														$ 2,500,000	$ 2,500,000
Subsequent Event [Member] | Maximum [Member]
Organization and Basis of Presentation [Line Items]
Common stock, shares authorized		500,000,000